CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 0	$ 0	$ 0
Operating expenses
Depreciation	934,518	900,540	3,276,732
Loss on asset disposal	450	12,165	12,615
Write-off of mineral rights	0	0	14,000
Total operating expenses	6,571,504	6,402,867	39,256,074
Loss from operations	(6,571,504)	(6,402,867)	(39,256,074)
Other income (expense)
Interest income	26,981	25,971	405,929
Rental income - related party	11,276	0	11,276
Interest expense	(3,686)	(2,333)	(12,002)
Total other income (expense)	34,571	23,638	405,203
Loss before income taxes	(6,536,933)	(6,379,229)	(38,850,871)
Income tax benefit	612,611	2,206,462	10,268,071
Net loss	(5,924,322)	(4,172,767)	(28,582,800)
Loss per common share - basic and diluted	$ (0.04)	$ (0.03)
Weighted average common shares outstanding - basic and diluted	146,178,172	136,251,969
Net loss	(5,924,322)	(4,172,767)	(28,582,800)
Other comprehensive loss
Unrealized loss on investments, net of deferred tax	(7,585)	(4,817)	12,771
Total comprehensive loss	(5,931,907)	(4,177,584)	(28,570,029)
Related Party [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	459,438	482,362	4,046,397
General and administrative - related party	68,500	74,353	165,919
Mineral and property holding costs - reimbursed to related party	0	0	295,000
General [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	2,626,256	2,594,059	17,252,012
General and administrative - related party	2,386,342	2,243,888	13,453,899
Mineral and property holding costs - reimbursed to related party	$ 96,000	$ 95,500	$ 739,500